Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill, included in Intangible assets – net of accumulated amortization in the Consolidated Balance Sheet, by reportable segment for the periods indicated are as follows:

	Northeast G&P	West	Total
	(Millions)
December 31, 2017	$—	$47	$47
Jackalope Deconsolidation (see Note 6)		(47)	(47)
December 31, 2018	—	—	—
UEOM Acquisition (see Note 3)	188		188
December 31, 2019	$188	$—	$188

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The gross carrying amount and accumulated amortization of other intangible assets, included in Intangible assets – net of accumulated amortization in the Consolidated Balance Sheet, at December 31 are as follows:

	2019		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Millions)
Contractual customer relationships	$9,560	$(1,789)	$9,232	$(1,465)